UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Agriculture—7.9%
ABB Grain Ltd.	137,600	$1,024,809
Agria Corp. - ADR (a)	100,000	211,000
Archer-Daniels-Midland Co.	55,700	1,677,684
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	525,200	2,336,412
Bunge Ltd.	33,600	2,350,992
Cresud SACIF y A - ADR	72,000	722,880
IOI Corp. Bhd	500,000	695,010
SLC Agricola SA	120,000	1,148,064

		10,166,851

Auto Parts & Equipment—0.6%
Johnson Controls, Inc.	28,800	745,344

Biotechnolgy—0.9%
Novozymes A/S	13,100	1,177,240

Building Materials—0.1%
Kingspan Group Plc	23,600	157,445

Chemicals—23.4%
Agrium, Inc. (a)	52,250	2,413,427
CF Industries Holdings, Inc.	14,250	1,124,895
Incitec Pivot Ltd.	390,800	902,088
Israel Chemicals Ltd.	90,000	1,040,788
Johnson Matthey Plc	112,200	2,649,054
K+S AG	43,160	2,416,320
Makhteshim-Agan Industries Ltd.	190,000	985,656
Monsanto Co.	53,700	4,510,800
Mosaic Co. (The)	30,450	1,587,967
Nufarm Ltd.	99,500	899,015
Potash Corp. of Saskatchewan, Inc.	32,500	3,022,825
Sinofert Holdings Ltd.	4,396,500	2,399,254
Syngenta AG	12,200	2,807,560
Umicore	92,500	2,415,183
Wacker Chemie AG	7,400	985,024

		30,159,856

Commercial Services—0.5%
Quanta Services, Inc. (a)	27,900	650,349

Electric—4.5%
FPL Group, Inc. (b)	35,800	2,028,786
Hera SpA	506,100	1,248,665
Iberdrola SA	183,500	1,573,281
Ormat Technologies, Inc. (b)	24,500	969,955

		5,820,687

Electrical Components & Equipment—6.3%
American Superconductor Corp. (a)	60,100	1,933,417
Gamesa Corp. Tecnologica SA	75,100	1,624,548
General Cable Corp. (a)	14,100	546,657
Nordex AG (a)	19,300	311,110
Vestas Wind Systems A/S (a)	52,400	3,688,320

		8,104,052

Electronics—3.4%
Itron, Inc. (a)(b)	47,000	2,451,990
Trimble Navigation Ltd. (a)	29,810	706,795
Watts Water Technologies, Inc.	45,000	1,185,300

		4,344,085

Energy-Alternate Sources—4.7%
D1 Oils Plc (a)	360,099	31,499
EDF Energies Nouvelles SA	15,000	750,630
First Solar, Inc. (a)	7,000	1,080,730
Iberdrola Renovables SA	331,600	1,531,800
Renewable Energy Corp. AS (a)	50,200	398,975
Solarworld AG	56,500	1,369,215
SunPower Corp., Class A (a)	19,650	632,730
Suntech Power Holdings Co. Ltd. - ADR (a)(c)	15,700	288,723

		6,084,302

Engineering & Construction—1.6%
Acciona SA	5,650	681,693
Layne Christensen Co. (a)	15,500	367,815

Common Stocks	Shares	Value

Engineering & Construction— (concluded)
Shaw Group, Inc. (The) (a)	33,700	$992,128

		2,041,636

Environmental Control—7.7%
China Water Affairs Group Ltd. (a)	2,832,000	730,180
Duoyuan Global Water, Inc. - ADR (a)	7,200	215,640
Hyflux Ltd.	768,000	1,407,261
Kurita Water Industries Ltd.	74,800	2,464,109
Nalco Holding Co.	61,500	1,087,935
Rentech, Inc. (a)	500,000	240,000
Tetra Tech, Inc. (a)	115,900	3,490,908
Tianjin Capital Environmental Protection Group Co. Ltd.	1,351,000	380,921

		10,016,954

Food—2.5%
Cosan Ltd. (a)	133,200	895,104
Orkla ASA	79,800	634,976
Sao Martinho SA (a)	185,000	1,571,620
SunOpta, Inc. (a)	90,000	203,400

		3,305,100

Forest Products & Paper—3.8%
Aracruz Celulose SA - ADR (a)	26,300	524,948
Plum Creek Timber Co., Inc. - REIT	74,100	2,317,848
Precious Woods Holding AG (a)	20,000	1,030,771
Rayonier, Inc. - REIT	25,250	984,498

		4,858,065

Gas—0.7%
GDF Suez	22,395	855,629

Investment Company—0.6%
Climate Exchange Plc (a)	47,500	736,095

Machinery—3.5%
AGCO Corp. (a)	62,600	1,969,396
CNH Global NV (a)	47,300	831,061
Deere & Co.	28,100	1,229,094
IDEX Corp.	18,200	496,496

		4,526,047

Miscellaneous Manufacturing—2.1%
Pentair, Inc.	67,900	1,855,028
Roper Industries, Inc.	17,100	817,722

		2,672,750

Oil & Gas—1.4%
Cheniere Energy, Inc. (a)	12,500	37,125
Sasol Ltd.	33,500	1,199,217
Sasol Ltd. - ADR	15,900	567,948

		1,804,290

Semiconductors—0.3%
MEMC Electronic Materials, Inc. (a)	24,000	422,880

Transportation—0.6%
All America Latina Logistica SA	133,000	839,737

Water—17.5%
American States Water Co.	56,300	2,046,505
American Water Works Co., Inc	61,600	1,214,136
Aqua America, Inc.	144,400	2,607,864
Artesian Resources Corp. Class A	39,400	696,986
Athens Water Supply & Sewage Co. SA (The)	89,950	881,393
California Water Service Group	33,200	1,257,284
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	1,363,205
Cia de Saneamento de Minas Gerias-COPASA	160,000	2,185,931
Inversiones Aguas Metropolitanas SA	1,500,000	1,663,432
Manila Water Co., Inc.	5,610,000	1,865,390
Northumbrian Water Group Plc	430,900	1,681,138
Pennon Group Plc	215,200	1,641,228
Severn Trent Plc	113,500	1,836,131
Southwest Water Co.	59,200	289,488
Suez Environnement Co.	13,225	251,954

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water— (concluded)
United Utilities Group Plc	91,181	$686,423
Veolia Environnement	12,900	443,434

		22,611,922

Total Long-Term Investments (Cost—$180,643,235)—94.6%		122,101,316

Short-Term Securities	Shares/Beneficial Interest

BlackRock Liquidity Funds, TempFund, 0.29% (d)(e)	5,272,418	5,272,418
BlackRock Liquidity Series, LLC Money Market Series, 0.44% (d)(e)(f)	559,500	559,500

Total Short-Term Securities (Cost—$5,831,918)—4.5%		5,831,918

Options Purchased	Contracts

Over-The-Counter Call Options Purchased—0.5%
China Water Affairs Group Ltd., Strike Price $0.000001, Expires 9/01/09, Broker Credit Suisse First Boston	1,724,000	444,900
Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price $0.000001, Expires 9/01/09, Broker Credit Suisse First Boston	732,000	206,848

Total Options Purchased (Cost—$667,245)—0.5%		651,748

Total Investments Before Outstanding Options Written (Cost—$187,142,398*)—99.6%		128,584,982

Options Written

Exchange-Traded Call Options Written—(0.5)%
Agrium, Inc., Strike Price $45, Expires 8/24/09	(110)	(30,525)
Agrium, Inc., Strike Price $50, Expires 8/24/09	(100)	(7,250)
American Superconductor Corp., Strike Price $30, Expires 8/24/09	(240)	(74,400)
Aqua America, Inc., Strike Price $17.50, Expires 8/24/09	(330)	(24,750)
Aqua America, Inc., Strike Price $17.50, Expires 9/21/09	(250)	(22,500)
Archer-Daniels-Midland Co., Strike Price $30, Expires 9/21/09	(225)	(39,375)
Bunge Ltd., Strike Price $65, Expires 8/24/09	(135)	(76,950)
CF Industries Holdings, Inc., Strike Price $80, Expires 8/24/09	(57)	(12,682)
CNH Global NV, Strike Price $17.50, Expires 9/21/09	(90)	(13,500)
CNH Global NV, Strike Price $20, Expires 9/21/09	(100)	(5,500)
Deere & Co., Strike Price $46, Expires 9/21/09	(115)	(21,275)
First Solar, Inc., Strike Price $180, Expires 8/24/09	(28)	(3,710)
FPL Group, Inc., Strike Price $60, Expires 9/21/09	(65)	(3,900)
General Cable Corp., Strike Price $35, Expires 8/24/09	(28)	(13,720)
General Cable Corp., Strike Price $45, Expires 8/24/09	(28)	(1,400)
IDEX Corp., Strike Price $25, Expires 8/24/09	(73)	(18,068)
Itron, Inc., Strike Price $60, Expires 8/24/09	(190)	(2,850)
Layne Christensen Co., Strike Price $22.50, Expires 8/24/09	(62)	(11,625)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
MEMC Electronic Materials, Inc., Strike Price $21, Expires 8/24/09	(96)	$(1,200)
Monsanto Co., Strike Price $80, Expires 8/24/09	(200)	(104,000)
Monsanto Co., Strike Price $85, Expires 8/24/09	(15)	(3,337)
Nalco Holding Co., Strike Price $17.50, Expires 8/24/09	(150)	(13,500)
Plum Creek Timber Co., Inc. - REIT, Strike Price $35, Expires 8/24/09	(100)	(1,250)
Potash Corp. of Saskatchewan, Inc., Strike Price $100, Expires 8/24/09	(40)	(6,400)
Quanta Services, Inc., Strike Price $25, Expires 8/24/09	(110)	(4,950)
Rayonier, Inc. - REIT, Strike Price $40, Expires 8/24/09	(100)	(7,500)
Shaw Group, Inc. (The), Strike Price $29, Expires 8/24/09	(75)	(10,875)
Shaw Group, Inc. (The), Strike Price $30, Expires 8/24/09	(60)	(5,700)
SunPower Corp. Class A, Strike Price $27, Expires 8/24/09	(79)	(42,660)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price $19, Expires 8/24/09	(60)	(7,050)
Tetra Tech, Inc., Strike Price $30, Expires 8/24/09	(465)	(49,988)
Watts Water Technologies, Inc., Strike Price $22.50, Expires 8/24/09	(40)	(15,600)

Total Exchange-Traded Call Options Written		(657,990)

Over-the-Counter Call Options Written—(1.0)%
ABB Grain Ltd., Strike Price 9.02 AUD, Expires 9/15/09, Broker Deutsche Bank Securities	(55,000)	(24,248)
Acciona SA, Strike Price 88 EUR, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(22)	(4,198)
AGCO Corp., Strike Price $28.25, Expires 8/11/09, Broker Morgan Stanley & Co., Inc.	(25,000)	(81,745)
All America Latina Logistica SA, Strike Price $12.39, Expires 09/10/09, Broker Goldman Sachs & Co.	(53,200)	(11,460)
American States Water Co., Strike Price $36.82, Expires 8/14/09, Broker Morgan Stanley & Co., Inc.	(22,500)	(15,674)
American Water Works Co., Inc., Strike Price $20.06, Expires 9/28/09, Broker Credit Suisse First Boston	(24,700)	(9,185)
Aracruz Celulose SA - ADR, Strike Price $17.25, Expires 8/21/09, Broker Deutsche Bank Securities	(10,500)	(34,671)
Athens Water Supply & Sewage Co. SA (The), Strike Price 6.92 EUR, Expires 9/09/09, Broker UBS Securities LLC	(18,000)	(8,315)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price $8.40, Expires 8/28/09, Broker JPMorgan Chase Securities	(40,000)	(4,049)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price $8.40, Expires 9/10/09, Broker JPMorgan Chase Securities	(40,000)	(5,500)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price $8.40, Expires 9/10/09, Broker JPMorgan Chase Securities	(17,380)	(457)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
China Water Affairs Group Ltd., Strike Price 2.12 HKD, Expires 9/01/09, Broker Credit Suisse First Boston	(1,724,000)	$(11,293)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price $32.79, Expires 9/10/09, Broker Citigroup Global Markets	(32,400)	(22,556)
Cia de Saneamento de Minas Gerias- COPASA, Strike Price $26, Expires 9/10/09, Broker Deutsche Bank Securities	(64,000)	(25,344)
Climate Exchange Plc, Strike Price 10.12 GBP, Expires 8/18/09, Broker UBS Securities LLC	(19,000)	(8,224)
Cosan Ltd., Strike Price $6.93, Expires 9/10/09, Broker Goldman Sachs & Co.	(53,300)	(25,653)
Cresud SACIF y A - ADR, Strike Price $9.90, Expires 8/31/09, Broker Citigroup Global Markets	(29,000)	(16,878)
EDF Energies Nouvelles SA, Strike Price 35.15 EUR, Expires 9/02/09, Broker UBS Securities LLC	(6,000)	(10,393)
FPL Group, Inc., Strike Price $57.19, Expires 8/14/09, Broker Credit Suisse First Boston	(7,800)	(9,011)
Gamesa Corp. Tecnologica SA, Strike Price 14.57 EUR, Expires 9/02/09, Broker Citigroup Global Markets	(30,000)	(45,548)
GDF Suez, Strike Price 28 EUR, Expires 8/21/09, Broker Citigroup Global Markets	(110)	(5,036)
Hera SpA, Strike Price 1.72 EUR, Expires 8/18/09, Broker BNP Paribas	(203,000)	(14,843)
Hyflux Ltd., Strike Price 2.43 SGD, Expires 9/01/09, Broker JPMorgan Chase Securities	(307,000)	(53,452)
Iberdrola Renovables SA, Strike Price 3.29 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(132,600)	(22,237)
Iberdrola SA, Strike Price 5.78 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(73,500)	(30,524)
Incitec Pivot Ltd., Strike Price 2.77 AUD, Expires 9/01/09, Broker Morgan Stanley & Co., Inc.	(156,000)	(18,744)
Israel Chemicals Ltd., Strike Price 38.54 ILS, Expires 9/02/09, Broker Credit Suisse First Boston	(36,000)	(53,137)
Johnson Controls, Inc., Strike Price $23.43, Expires 8/17/09, Broker Credit Suisse First Boston	(11,500)	(25,208)
Johnson Matthey Plc, Strike Price 13.33 GBP, Expires 8/26/09, Broker UBS Securities LLC	(44,000)	(76,825)
K+S AG, Strike Price 39.35 EUR, Expires 8/18/09, Broker Credit Suisse First Boston	(10,000)	(17,176)
K+S AG, Strike Price 43 EUR, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(75)	(4,223)
Kingspan Group Plc, Strike Price 3.90 EUR, Expires 8/19/09, Broker UBS Securities LLC	(9,500)	(12,004)
Kurita Water Industries Ltd., Strike Price 3,192.86 JPY, Expires 9/01/09, Broker Deutsche Bank Securities	(30,000)	(33,353)
Makhteshim Again Industries Ltd., Strike Price 18.32 ILS, Expires 9/02/09, Broker Citigroup Global Markets	(76,000)	(34,014)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Nordex AG, Strike Price 12.13 EUR, Expires 9/09/09, Broker UBS Securities LLC	(7,800)	$(5,693)
Northumbrian Water Group Plc, Strike Price 2.45 GBP, Expires 8/18/09, Broker Morgan Stanley & Co., Inc.	(86,200)	(2,035)
Novozymes A/S, Strike Price 441.45 DKK, Expires 9/02/09, Broker UBS Securities LLC	(5,200)	(33,242)
Orkla ASA, Strike Price 47.93 NOK, Expires 8/06/09, Broker UBS Securities LLC	(14,000)	(3,218)
Orkla ASA, Strike Price 49.73 NOK, Expires 8/26/09, Broker Goldman Sachs & Co.	(17,900)	(4,454)
Ormat Technologies, Inc., Strike Price $41, Expires 8/21/09, Broker Goldman Sachs & Co.	(10,000)	(8,410)
Pennon Group Plc, Strike Price 4.68 GBP, Expires 8/18/09, Broker JPMorgan Chase Securities	(86,000)	(9,688)
Pentair, Inc., Strike Price $27.18, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(27,200)	(30,233)
Plum Creek Timber Co., Inc. - REIT, Strike Price $32.77, Expires 8/31/09, Broker Morgan Stanley & Co., Inc.	(19,500)	(12,023)
Potash Corp. of Saskatchewan, Inc., Strike Price $104.40, Expires 8/20/09, Broker UBS Securities LLC	(10,000)	(7,838)
Renewable Energy Corp. AS, Strike Price 48.05 NOK, Expires 8/19/09, Broker Credit Suisse First Boston	(20,000)	(12,821)
Roper Industries, Inc., Strike Price $48, Expires 8/21/09, Broker UBS Securities LLC	(7,000)	(8,190)
Sao Martinho SA, Strike Price $15.91, Expires 9/10/09, Broker Goldman Sachs Co.	(37,000)	(23,008)
Sasol Ltd. - ADR, Strike Price $37.75, Expires 8/25/09, Broker Barclays Capital, Inc.	(159)	(8,707)
Severn Trent Plc, Strike Price 11.11 GBP, Expires 8/18/09, Broker JPMorgan Chase Securities	(45,400)	(235)
Sinofert Holdings Ltd., Strike Price 4.41 HKD, Expires 9/01/09, Broker JPMorgan Chase Securities	(1,758,000)	(51,563)
SLC Agricola SA, Strike Price $17.67, Expires 8/27/09, Broker Citigroup Global Markets	(24,000)	(14,856)
SLC Agricola SA, Strike Price $18.63, Expires 9/10/09, Broker Citigroup Global Markets	(24,000)	(12,456)
Solarworld AG, Strike Price 18.08 EUR, Expires 8/21/09, Broker Citigroup Global Markets	(22,600)	(11,090)
Suez Environnement Co., Strike Price 13 EUR, Expires 9/18/09, Broker UBS Securities LLC	(53)	(5,978)
Syngenta AG, Strike Price 265 CHF, Expires 8/19/09, Broker JPMorgan Chase Securities	(2,500)	(2,298)
Syngenta AG, Strike Price 267.29 CHF, Expires 8/19/09, Broker Citigroup Global Markets	(2,000)	(1,317)
Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price 2.39 HKD, Expires 9/01/09, Broker Credit Suisse First Boston	(732,000)	(5,394)
Umicore, Strike Price 16.96 EUR, Expires 9/02/09, Broker Citigroup Global Markets	(37,000)	(87,243)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
United Utilities Group Plc, Strike Price 5.25 GBP, Expires 8/05/09, Broker UBS Securities LLC	(36,500)	$(25)
Veolia Environnement SA, Strike Price 23 EUR, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(53)	(11,239)
Vestas Wind Systems A/S, Strike Price 381.70 DKK, Expires 9/02/09, Broker UBS Securities LLC	(21,000)	(50,978)
Vestas Wind Systems A/S, Strike Price 400 DKK, Expires 8/21/09, Broker Credit Suisse First Boston	(21,000)	(18,567)
Wacker Chemie AG, Strike Price 86 EUR, Expires 8/21/09, Broker UBS Securities LLC	(30)	(37,537)
Watts Water Technologies, Inc., Strike Price $27.52, Expires 9/30/09, Broker Morgan Stanley & Co., Inc.	(14,000)	(13,860)

Total Over-the-Counter Call Options Written		(1,269,374)

Total Options Written (Premiums Received $1,482,499)—(1.5)%		(1,927,364)

Total Investments Net of Outstanding Options Written—98.1%		126,657,618
Other Assets in Excess of Liabilities—1.9%		2,409,273

Net Assets—100.0%		$129,066,891

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$187,117,560

Gross unrealized appreciation	$1,702,088
Gross unrealized depreciation	(60,234,666)

Net unrealized depreciation	$(58,532,578)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	5,272,418	$75,195
BlackRock Liquidity Series, LLC Money Market Series	(1,135,000)	$21,176

(f)	Security purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

				Citigroup Global
CHF	246,000	USD	230,165	Markets	8/04/09	$41
				Citigroup Global
USD	2,812	EUR	203,047	Markets	8/03/09	(38)
				Citigroup Global
USD	123,742	EUR	88,000	Markets	8/03/09	(1,685)
				Citigroup Global
USD	6,232	SGD	9,000	Markets	8/03/09	(22)
				Citigroup Global
USD	3,851	NOK	24,000	Markets	8/03/09	(64)

Total						$(1,768)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Agriculture	$8,447,032	$1,719,819	—	$10,166,851
Auto Parts & Equipment	745,344	—	—	745,344
Biotechnology	—	1,177,240	—	1,177,240
Building Materials	—	157,445	—	157,445
Chemicals	12,659,914	17,499,942	—	30,159,856
Commercial Services	650,349	—	—	650,349
Electric	2,998,741	2,821,946	—	5,820,687
Electrical Components & Equipment	2,480,074	5,623,978	—	8,104,052
Electronics	4,344,085	—	—	4,344,085
Energy-Alternate Sources	2,002,183	4,082,119	—	6,084,302
Engineering & Construction	1,359,943	681,693	—	2,041,636
Environmental Control	5,034,483	4,982,471	—	10,016,954
Food	2,670,124	634,976	—	3,305,100
Forest Products & Paper	3,827,294	1,030,771	—	4,858,065
Gas	—	855,629	—	855,629
Investment
Companies	—	736,095	—	736,095
Machinery	4,526,047	—	—	4,526,047
Miscellaneous Manufacturing	2,672,750	—	—	2,672,750
Oil & Gas	605,073	1,199,217	—	1,804,290
Semiconductors	422,880	—	—	422,880
Transportation	839,737	—	—	839,737
Water	13,324,831	9,287,091	—	22,611,922
Short-Term Securities	5,272,418	559,500	—	5,831,918

Total	$74,883,302	$53,049,932	—	$127,933,234

JULY 31, 2009	4

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	$(657,990)
Level 2	$651,789	(1,271,183)
Level 3	—	—

Total	$651,789	$(1,929,173)

[1]

Other financial instruments are options, options written and foreign currency exchange contracts. Options and options written are shown at market value and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
REIT	— Real Estate Investment Trust
SGD	— Singapore Dollar
USD	— US Dollar

5	JULY 31, 2009

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock EcoSolutions Investment Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: September 22, 2009